Mar. 24, 2020
HANCOCK HORIZON BURKENROAD SMALL CAP FUND

THE ADVISORS' INNER CIRCLE FUND II

Hancock Horizon Louisiana Tax-Free Income Fund (the "Louisiana Tax-Free Income Fund")
Hancock Horizon Mississippi Tax-Free Income Fund (the "Mississippi Tax-Free Income Fund")
Hancock Horizon Diversified Income Fund (the "Diversified Income Fund")

Hancock Horizon Quantitative Long/Short Fund (the "Quantitative Long/Short Fund")

Hancock Horizon Burkenroad Small Cap Fund (the "Burkenroad Small Cap Fund")

Hancock Horizon Diversified International Fund (the "Diversified International Fund")

Hancock Horizon Dynamic Asset Allocation Fund (the "Dynamic Asset Allocation Fund")
Hancock Horizon International Small Cap Fund (the "International Small Cap Fund")

Hancock Horizon Microcap Fund (the "Microcap Fund" and, together with the Louisiana Tax-Free Income Fund, Mississippi Tax-Free Income Fund, Diversified Income Fund, Quantitative Long/Short Fund, Burkenroad Small Cap Fund, Diversified International Fund, Dynamic Asset Allocation Fund and International Small Cap Fund, the "Funds")

Supplement dated March 24, 2020 to:

•	each Fund's Summary Prospectus, dated May 31, 2019 (collectively, the "Summary Prospectuses"); and

•	the Funds' Statutory Prospectus, dated May 31, 2019, as supplemented October 4, 2019 (the "Statutory Prospectus," and, together with the Summary Prospectuses, the "Prospectuses").

This supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with the Prospectuses.

The Funds' after-tax returns have been revised. Accordingly, the Prospectuses are hereby amended and supplemented as follows:

5. In the "Performance Information" section of the Burkenroad Small Cap Fund's Summary Prospectus, and the corresponding section of the Statutory Prospectus, the "Average Annual Total Returns" table is hereby deleted and replaced with the following:

BURKENROAD SMALL CAP FUND	1 Year	5 Years	10 Years	Since Inception[1]
Fund Returns Before Taxes
Institutional Class Shares	(15.74)%	N/A	N/A	3.18%
Investor Class Shares	(15.89)%	1.85%	11.86%	9.84%
Class D Shares	(15.57)%	1.72%	11.66%	9.63%
Fund Returns After Taxes on Distributions
Investor Class Shares	(21.13)%	0.05%	10.68%	9.10%
Fund Returns After Taxes on Distributions and Sale of Fund Shares
Investor Class Shares	(5.75)%	1.45%	9.94%	8.47%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	(11.01)%	4.41%	11.97%	7.57%
Lipper® Small-Cap Core Funds Classification Average (reflects no deduction for taxes)	(12.67)%	3.41%	11.64%	7.54%

[1]	Institutional Class Shares of the Fund were offered beginning May 31, 2016. Investor Class Shares and Class D Shares of the Fund were offered beginning December 31, 2001. Index comparison begins December 31, 2001.

Please retain this supplement for future reference.

HHF-SK-023-0100